UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 14, 2008 to November 12, 2008

Commission File Number of issuing entity: 333-140804-07

J.P. Morgan Chase Commercial Mortgage Securities Trust 2008-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-140804

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, N.A., PNC Bank, National Association and CIBC Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

32-0259898
32-0259895
(I.R.S. Employer Identification No.)

c/o Bank of America, N. A. as successor by merger to LaSall Bank, N.A. 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-4, A-4FL, A-SB, A-1A, X, A-M, and A-J.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2008-C2, Commercial Mortgage Pass-Through Certificates, Series 2008-C2 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
The Promenade Shops at Dos Lagos mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.  In accordance with Item 1112(b) of Regulation AB, the unaudited net operating income of the significant obligor for the nine months ended September 30, 2008 was $4,200,349*.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)	24 Power-of-Attorney, Secretary's Certificate, and Unanimous Written Consent of the Board of Directors of J.P. Morgan Chase Commercial Mortgage Securities Corp., dated May 8, 2008.
(b)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 10-Nov-2008 - 09:14.

*Reflects certain adjustments to the NOI for the three months ended March 31, 2008 ("First Quarter NOI") and the NOI for the six months ended June 30, 2008 ("2nd Quarter NOI"), which were previously reported on the Depositor's Form 10-D filings dated June 25, 2008 and August 25, 2008, respectively.  Amended Form 10-Ds will be filed to restate the First Quarter NOI and the Second Quarter NOI.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

By: Jennifer Wilt, acting in her capacity as Vice President of Bank of America, N.A. as successor by merger to LaSalle Bank, N.A., the Trustee of the J.P. Morgan Chase Commercial Mortgage Securities Trust 2008-C2, as Attorney-in-Fact

Date:	November 26, 2008	/s/ Jennifer Wilt
Jennifer Wilt
Vice President